Finance (Income)/ Costs, Net	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Finance (Income)/ Costs, Net
11.
Finance (income)/ costs, net

Finance (income)/costs, net for the years ended December 31, 2025, 2024 and 2023 consists of the following items:

	December 31,
	2025	2024	2023
Interest (income)/cost (Sharing agreement)	(86,169)	1,760,591	1,364,659
Accretion of interest expense of acquisition installments payable	6,365	9,307	-
Interest cost Assignee A, related party (Agreement)	-	77,117	4,833
Interest cost Assignee B (Agreement)	-	63,097	3,954
Total	(79,804)	1,910,112	1,373,446